Financial income, financial expenses and foreign exchange losses - Schedule of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Securities	€ 5,119	€ 8,652	€ 8,154
Hedging operations	4,652	2,968	241
Interest on financial other assets	1,935	2,707	1,226
Interest on financial receivables/loans	636	187	501
Interest income on interest rate swaps	3,597	6,767	1,022
Other financial income	9,345	1,209	1,706
Total financial income	26,028	37,282	13,320
Financial expenses
Options - Changes in fair value	(3,496)	0	(11,426)
Hedging operations	(4,868)	(6,736)	(11,701)
Interest and financial charges for lease liabilities	(23,659)	(17,030)	(9,882)
Warrants - Changes in fair value	0	(22,909)	(1,171)
Securities	(1,886)	(4,412)	(13,426)
Interest on bank loans and overdrafts	(15,520)	(13,361)	(4,785)
Interest expenses on interest rate swaps	(492)	(300)	(1,356)
Other financial expenses	(2,074)	(3,373)	(599)
Total financial expenses	(51,995)	(68,121)	(54,346)
Foreign exchange losses	(11,338)	(5,262)	(7,869)
Thom Browne
Financial expenses
Options - Changes in fair value	(3,496)	0	(11,426)
Dondi
Financial expenses
Options - Changes in fair value	0	0	0
Options
Financial income
Changes in fair value	744	14,792	470
Options | Thom Browne
Financial income
Changes in fair value	0	11,587	0
Options | Dondi
Financial income
Changes in fair value	€ 744	€ 3,205	€ 470